OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
OTHER CURRENT LIABILITIES [Abstract]
Accrued Expenses	$ 5,293	$ 6,472
Other Liabilities	1,616	1,821
Deferred Revenues	3,949	6,146
Total	$ 10,858	$ 14,439